Restricted Cash (Tables)	12 Months Ended
Mar. 31, 2026
Restricted Cash And Cash Equivalent [Abstract]
Summary of Restricted Cash

	Successor	Successor
	As of March 31, 2026	As of March 31, 2025
	US$’000	US$’000
Restricted cash, current	1,977	1,692
Restricted cash, non-current	340	1,189
Total restricted cash	2,317	2,881